SCHEDULE OF ASSETS MEASURED AT FAIR VALUE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Fair Value, Inputs, Level 1 [Member] | Customer Relationships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 2 [Member] | Customer Relationships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 3 [Member] | Customer Relationships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value	432,300
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets measured at fair value	$ 335,852	$ 902,287